Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Share Options Outstanding and Activity

For the year ended June 30, 2025, changes in the status of total outstanding options, were as follows:

	Number of options	Weighted average exercise price in US$	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value US$
Outstanding as of June 30, 2023	—	—	—	—
Addition due to acquisition of AIFU	10,000	92.2	4.69	—
Outstanding as of June 30, 2024	10,000	92.2	4.69	—
Forfeited	(33)
Outstanding as of June 30, 2025	9,967	92.2	3.69

A summary of share options outstanding as of June 30, 2025, and activity during the year then ended, is presented below:

	Number of options	Weighted average exercise price in USD	Weighted average remaining contractual life (In years)	Aggregate Intrinsic Value USD
Outstanding as of June 30, 2023	—	—	—	—
Granted	—	—	—	—
Addition due to acquisition of AIFU	87,795	34.03	3.59	3,192
Exercised	—	—	—	—
Forfeited	(24,403)	—	—	—
Outstanding as of June 30, 2024	63,392	28.76	3.09	467
Granted	6,500	47.24
Exercised	(525)	—	—	—
Forfeited	(37,472)	—	—	—
Outstanding as of June 30, 2025	31,895	33.32	2.0	—

Schedule of Activity of the Service-Based RSUs

A summary of the activity of the service-based RSUs for the year ended June 30, 2025 is presented as follows:

	Number of restricted shares	Weighted average grant-date fair value US$
Unvested as of June 30, 2023 and 2024	—	—
Granted	716,704	6,522
Vested	(666,704)
Forfeited	—
Unvested as of June 30, 2025	50,000	—
	Number of restricted shares	Weighted average grant-date fair value US$

Unvested as of June 30, 2023	—	—
Granted	—	—
Addition due to acquisition of AIFU	26,850	3,410
vested	—	—
Forfeited	—	—
Unvested as of June 30, 2024	26,850	—
Granted	613,410	4,862
Vested	(599,205)
Forfeited	(260)
Unvested as of June 30, 2025	40,795	—

Schedule of Fair Value Options on the Grant Date	The assumptions used in determining the fair value of the MDRT Options on the grant date were as follows:
Assumptions	2023 MDRT	2024 MDRT 1	2024 MDRT 2
Expected dividend yield (Note i)	3.69%	3.22%	3.22%
Risk-free interest rates (Note ii)	3.88%	4.81%	4.44-4.81%
Expected volatility (Note iii)	51.41%	59.78%	59.78-60.61%
Expected life in years (Note iv)	4.49	3.29	3.1-3.29
Exercise multiple (Note v)	2.80	1.0	1.0
Fair value of options on grant date (Note vi)	US$115.84~US$119.88	US$33.36~US$33.56	US$28.44~US$48.16